Fair Value Measurements Fair Value of Derivatives by Statement of Operations Location (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended							3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Cost of products sold [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Cost of products sold [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other, net [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Other, net [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 13	$ 129	$ 9	$ 12	$ 5	$ 60	$ 142	$ 21	$ 65
Currency Hedge Contracts Liabilities							2,469	2,088
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net							(39)	(95)	(30)
Gain (Loss) in AOCI for effective portion of cash flow hedges							(31)	(52)
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months							(2)
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net							1,942	2,209
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net							2	1		(37)	(94)	(39)	(95)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net										95	(66)	95	(66)
Net gain (loss) from foreign currency transaction exposures														24	41	(68)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net														12	23	(77)
Foreign Currency Transaction Gain (Loss), Realized														$ (12)	$ (18)	$ (9)